Other Payables (Details) - Schedule of other payables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other payables [Abstract]
Accrued expenses	$ 2,658	$ 1,635
Contract liabilities	3,021	968
Lease liability	2,086	1,148
Employees and related liabilities	4,392	1,230
Government authorities	1,231	659
Current maturities in respect of government grants	428	226
Other	20	44
Other payables, Total	$ 13,836	$ 5,910